Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Operating segment results for the years ended December 31, were as follows:

(millions)	Personal Lines	Commercial Lines	Other[1]	Companywide
December 31, 2024
Net premiums earned	$60,091	$10,707	$1	$70,799
Fees and other revenues	893	171	0	1,064
Total underwriting revenue	60,984	10,878	1	71,863
Losses and loss adjustment expenses:
Losses (excluding catastrophe losses)	33,684	6,421	10	40,115
Catastrophe losses	2,434	80	0	2,514
Loss adjustment expenses	5,325	1,109	(3)	6,431
Total losses and loss adjustment expenses	41,443	7,610	7	49,060
Underwriting expenses:
Distribution expenses[2]	7,969	1,168	1	9,138
Other underwriting expenses[3]	4,732	964	11	5,707
Total underwriting expenses	12,701	2,132	12	14,845
Pretax underwriting profit (loss)	$6,840	$1,136	$(18)	7,958
Investment profit (loss)[4]				3,067
Service businesses				(33)
Interest expense				(279)
Total pretax profit (loss)				$10,713

(millions)	Personal Lines	Commercial Lines	Other[1]	Total
December 31, 2023
Net premiums earned	$48,765	$9,899	$1	$58,665
Fees and other revenues	740	149	0	889
Total underwriting revenue	49,505	10,048	1	59,554
Losses and loss adjustment expenses:
Losses (excluding catastrophe losses)	31,509	6,866	3	38,378
Catastrophe losses	1,753	41	0	1,794
Loss adjustment expenses	4,487	993	3	5,483
Total losses and loss adjustment expenses	37,749	7,900	6	45,655
Underwriting expenses:
Distribution expenses[2]	4,904	1,073	1	5,978
Other underwriting expenses[3]	3,967	952	10	4,929
Total underwriting expenses	8,871	2,025	11	10,907
Pretax underwriting profit (loss)	$2,885	$123	$(16)	2,992
Investment profit (loss)[4]				2,219
Service businesses				(39)
Interest expense				(268)
Total pretax profit (loss)				$4,904

(millions)	Personal Lines	Commercial Lines	Other[1]	Total
December 31, 2022
Net premiums earned	$40,150	$9,088	$3	$49,241
Fees and other revenues	594	128	0	722
Total underwriting revenue	40,744	9,216	3	49,963
Losses and loss adjustment expenses:
Losses (excluding catastrophe losses)	26,158	5,669	3	31,830
Catastrophe losses	1,626	34	0	1,660
Loss adjustment expenses	3,788	842	3	4,633
Total losses and loss adjustment expenses	31,572	6,545	6	38,123
Underwriting expenses:
Distribution expenses[2]	4,699	1,000	1	5,700
Other underwriting expenses[3]	3,208	861	7	4,076
Total underwriting expenses	7,907	1,861	8	9,776
Pretax underwriting profit (loss)[5]	$1,265	$810	$(11)	2,064
Investment profit (loss)[4]				(676)
Service businesses				3
Interest expense				(244)
Goodwill impairment[5]				(225)
Total pretax profit (loss)				$922
NA = Not applicable.
[1] Includes other underwriting businesses and run-off operations.
[2] Includes policy acquisition costs, agents’ contingent commissions, and advertising costs attributable to our operating segments. A portion of our companywide advertising costs are also related to our service businesses.
[3] Primarily consists of employee compensation and benefit costs, and the increase in the allowance for credit loss exposure on our premiums receivable.
[4] Calculated as recurring investment income plus total net realized gains (losses) on securities, less investment expenses.
[5] Including the goodwill impairment, the total pretax profit (loss) for the Personal Lines segment was $1,040 million for 2022.

Underwriting Margins and Combined Ratios for our Underwriting Operations	Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2024		2023		2022
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines	11.4%	88.6	5.9%	94.1	3.2%	96.8
Commercial Lines	10.6	89.4	1.2	98.8	8.9	91.1
Total underwriting operations	11.2	88.8	5.1	94.9	4.2	95.8

Reconciliation of Revenue from Segments to Consolidated
The reconciliation of total underwriting revenues to consolidated revenues for the years ended December 31, were as follows:

(millions)	2024	2023	2022
Total underwriting revenue	$71,863	$59,554	$49,963
Investment income	2,832	1,892	1,260
Total net realized gains (losses) on securities	264	353	(1,912)
Service revenues	413	310	300
Total revenues	$75,372	$62,109	$49,611